File No. 33-65822
                                             Filed Pursuant to Rule 497(e) under
                                                      the Securities Act of 1933

                                                                  March 24, 2017


                           PIONEER REAL ESTATE SHARES


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2016


FUND SUMMARY
Effective March 24, 2017, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":
						               File No. 33-65822
                                             Filed Pursuant to Rule 497(e) under
                                                      the Securities Act of 1933

MANAGEMENT


INVESTMENT ADVISER      Pioneer Investment Management, Inc.
INVESTMENT SUBADVISER   AEW Capital Management, L.P.
PORTFOLIO MANAGEMENT    Matthew A. Troxell, CFA, Managing Director and
                        Senior Portfolio Manager at AEW (portfolio
                        manager of the fund since 2004); J. Hall Jones,
                        Jr., CFA, Director of AEW (co-portfolio manager
                        of the fund since 2012) and Gina Szymanski,
                        CFA, Director of AEW (co-portfolio manager of
                        the fund since January 2017)

MANAGEMENT
Effective March 24, 2017, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund is the responsibility of Matthew A. Troxell, CFA (portfolio manager of the fund since 2004). Mr. Troxell is a Managing Director and Senior Portfolio Manager at AEW with responsibility for construction and management of all the firm's publicly traded real estate equities portfolios. He has been employed at AEW as part of the REIT group since 1994 and has over 30 years of experience in investment analysis and portfolio management. Mr. Troxell is supported by two portfolio managers: J. Hall Jones, Jr., CFA, Director of AEW (co-portfolio manager of the fund since
2012) and Gina Szymanski, CFA, Director of AEW (co-portfolio manager of the fund since January 2017). Mr. Jones joined AEW in 1999. Prior to joining AEW in January 2017, Ms. Szymanski worked at Putnam Investments where she managed the REIT sleeve of an equity fund and was a member of the Global Equity Research team.

                                                                   29985-01-0317
                                 (Copyright)2017 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                  March 24, 2017


                           PIONEER REAL ESTATE SHARES


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2016


FUND SUMMARY
Effective March 24, 2017, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER      Pioneer Investment Management, Inc.
INVESTMENT SUBADVISER   AEW Capital Management, L.P.
PORTFOLIO MANAGEMENT    Matthew A. Troxell, CFA, Managing Director and
                        Senior Portfolio Manager at AEW (portfolio
                        manager of the fund since 2004); J. Hall Jones,
                        Jr., CFA, Director of AEW (co-portfolio manager
                        of the fund since 2012) and Gina Szymanski,
                        CFA, Director of AEW (co-portfolio manager of
                        the fund since January 2017)

                                                                   29984-01-0317
                                 (Copyright)2017 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC